FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 8:	FINANCIAL INSTRUMENTS

The carrying amount of cash equivalents, restricted cash, trade payables and accrued expenses approximate their fair value due to their short-term characteristics.